Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Mar. 28, 2022
Common shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	LEV
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LEV WS
Security Exchange Name	NYSE
Entity Central Index Key	0001834974
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	001-40387
Entity Registrant Name	The Lion Electric Company
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	921 chemin de la Rivière-du-Nord
Entity Address, City or Town	Saint-Jerome
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7Y 5G2
Entity Common Stock, Shares Outstanding		190,002,712
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Shell Company Report	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	921 chemin de la Rivière-du-Nord
Entity Address, City or Town	Saint-Jerome
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7Y 5G2
Contact Personnel Name	François Duquette
Local Phone Number	432-5466 Ext. 395
City Area Code	450